Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended									0 Months Ended	3 Months Ended		0 Months Ended	3 Months Ended
	Mar. 31, 2013 reporting_unit	Feb. 28, 2013	May 31, 2012	Aug. 31, 2011 reporting_unit	May 31, 2013	May 31, 2012 reporting_unit	May 31, 2013 reportable_segment reporting_unit		May 31, 2012		May 31, 2011		May 31, 2010	Mar. 31, 2013 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Mar. 31, 2013 Europe [Member]	May 31, 2013 Europe [Member]	May 31, 2011 Europe [Member]	Mar. 31, 2013 Dental Reconstructive [Member]	May 31, 2013 Dental Reconstructive [Member]	May 31, 2012 Spine and Bone Healing and Dental Reconstructive [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill			$ 4,114,400,000		$ 3,600,900,000	$ 4,114,400,000	$ 3,600,900,000		$ 4,114,400,000		$ 4,470,100,000		$ 4,707,500,000			$ 240,000,000			$ 299,200,000
Number of reportable segments							1
Number of reporting units eliminated upon reorganization				3
Number of reporting units for purposes of testing goodwill	6			8		6	6
Intangible assets impairment charge		334,100,000	529,800,000		567,400,000		567,400,000		529,800,000		941,400,000						240,000,000	941,400,000		327,400,000	529,800,000
Discount rates used in impairment test														9.30%	11.10%
Impact on fair value of the consolidated company by a 1% increase in discount rate utilized	1,500,000,000
Impact on fair value of the consolidated company by a 1% decrease in discount rate utilized	2,100,000,000
Goodwill impairment charge							473,000,000	[1]	291,900,000	[1]	422,800,000	[1]				240,000,000			233,000,000
Implied fair value of goodwill																			66,200,000
Carrying value of definite-lived intangible assets	180,000,000
Definite-lived intangible asset impairment charge	82,900,000
Fair value of definite-lived intangible assets	97,100,000
Carrying value of indefinite-lived intangible assets	39,700,000
Indefinite-lived intangible asset impairment charge	11,500,000
Fair value of indefinite-lived intangible assets	28,200,000
Goodwill at fair value																			66,000,000
Difference In carrying and fair value of goodwill, as a percent					10.00%		10.00%
Intangible assets, expected amortization expense during next 12 months					295,800,000		295,800,000
Intangible assets, expected amortization expense for year 2					278,600,000		278,600,000
Intangible assets, expected amortization expense for year 3					270,500,000		270,500,000
Intangible assets, expected amortization expense for year 4					265,900,000		265,900,000
Intangible assets, expected amortization expense for year 5					$ 247,900,000		$ 247,900,000

[1]	Certain amounts have been reclassified to conform to the current presentation. See Note 1 to the consolidated financial statements for a description of the reclassification.